Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 3,432	$ 1,213		$ 1,614
Restricted cash	99,675	$ 58,078	[1]	$ 33,917
Containers orders placed	244,990
TL Revolving Credit Facility
Commitments and Contingencies Disclosure [Line Items]
Restricted cash	$ 10,000

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.